Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

12. Intangible Assets

The Company has recorded international slot and route authorities of $708 million as of December 31, 2012 and 2011. The Company considers these assets indefinite life assets and as a result, they are not amortized but instead are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such triggering events may include significant changes to the Company’s network or capacity, or the implementation of open skies agreements in countries where the Company operates flights.

As there is minimal market activity for the valuation of routes and international slots and landing rights, the Company measures fair value with inputs using the income approach. The income approach uses valuation techniques, such as future cash flows, to convert future amounts to a single present discounted amount. The inputs utilized for these valuations are unobservable and reflect the Company’s assumptions about market participants and what they would use to value the routes and accordingly are considered Level 3 in the fair value hierarchy. The Company’s unobservable inputs are developed based on the best information available as of December 31, 2012.

The following tables provide information relating to the Company’s amortized intangible assets as of December 31 (in millions):

	2012
	Cost	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Airport operating rights	$515	$385	$130
Gate lease rights	155	124	31

Total	$670	$509	$161

	2011
	Cost	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Airport operating rights	$515	$364	$151
Gate lease rights	160	125	35

Total	$675	$489	$186

Airport operating and gate lease rights are being amortized on a straight-line basis over 25 years to a zero residual value. The Company recorded amortization expense related to these intangible assets of approximately $25 million, $27 million, and $28 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company expects to record annual amortization expense averaging approximately $19 million in each of the next five years related to these intangible assets.